Document and Entity Information	Oct. 21, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001823200
Document Type	8-K
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	BCLS Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-39646
Entity Tax Identification Number	98-1554961
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per Share
Trading Symbol	BLSA